Fair Value Measurements - Schedule of Public Placement Warrants (Details)	Jun. 30, 2025	Feb. 14, 2025	Dec. 31, 2024
Stock price [Member] | Public Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	2.82		9.6
Stock price [Member] | Private Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input		13.2	9.6
Stock price [Member] | Sponsor Warrants [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	2.82	13.2
Exercise price [Member] | Public Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	230		230
Exercise price [Member] | Private Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input		230	230
Exercise price [Member] | Sponsor Warrants [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	10	10
Redemption Threshold [Member] | Public Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	360		360
Redemption Threshold [Member] | Private Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input		360	360
Term (years) [Member] | Public Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	4.1		4.6
Term (years) [Member] | Private Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input		4.5	4.6
Term (years) [Member] | Sponsor Warrants [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	4.6	5
Volatility [Member] | Public Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	75		80
Volatility [Member] | Private Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input		80	80
Volatility [Member] | Sponsor Warrants [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	79	84
Risk-free rate [Member] | Public Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	3.67		4.27
Risk-free rate [Member] | Private Placement Warrant Liability [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input		4.22	4.27
Risk-free rate [Member] | Sponsor Warrants [Member]
Schedule of Public Placement Warrants [Line Items]
Measurement input	3.7	4.2